Capital Commitments	12 Months Ended
Mar. 31, 2021
Capital Commitments [Abstract]
Capital Commitments
36)	CAPITAL COMMITMENTS

Estimated amount of contracts remaining to be executed on capital account and not provided for (net of advances) aggregate USD 77 as at March 31, 2021 (March 31, 2020: USD 326).